Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($ in thousands)(7)	Revenue ($ in thousands)(8)
					Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)
2025	60,551,052	97,692,067	25,477,473	68,271,071	259.44	258.38	(102,267)	2,167,937
2024	2,081,094	6,580,724	5,976,658	15,378,722	141.70	208.30	(78,800)	1,669,626
2023	20,515,350	36,814,134	15,432,708	34,721,558	109.57	152.48	(183,949)	1,296,745
2022	599,731	(123,800,316)	20,203,347	(56,851,765)	59.49	96.60	(193,381)	975,241
2021	400,000	133,649,996	2,803,735	71,405,207	173.05	134.53	(260,309)	656,426

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The amounts reported reflect the total compensation for Mr. Prince (who has been our PEO since co-founding
our company in 2009) for each corresponding year in the “Total” column of the applicable Summary Compensation Table. For more information with respect to 2023, 2024, and 2025, see the section titled “
2025 Summary Compensation Table
	.”
Peer Group Issuers, Footnote	Peer group TSR is the value of $100 at the end of the measurement period assuming an amount invested in the peer group index as of the beginning of the measurement period using a total return methodology, in order to take into account cumulative amount of dividends for the measurement period as required by Item 201(e) of Regulation
S-K.
	The peer group used for this purpose is the following published industry index: Standard & Poor 500 Information Technology Index (the “Index”), as used in our stock performance graph included in our 2025 Annual Report.
PEO Total Compensation Amount	$ 60,551,052	$ 2,081,094	$ 20,515,350	$ 599,731	$ 400,000
PEO Actually Paid Compensation Amount	$ 97,692,067	6,580,724	36,814,134	(123,800,316)	133,649,996
Adjustment To PEO Compensation, Footnote
(2)
The amounts reported represent the amount of CAP to Mr. Prince for the corresponding fiscal year, as computed in accordance with SEC rules as further described below. These amounts do not reflect the actual amount of compensation earned by or paid to Mr. Prince during the applicable year. In accordance with Item 402(v) of Regulation
S-K
under the Securities Act, the following adjustments were made to Mr. Prince’s total compensation for each year to determine the CAP:

Year	Reported Summary Compensation Table Total for PEO ($)	Less: Reported Value of Equity Awards ($)(a)	Add: Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	60,551,052	58,251,101	95,392,116	97,692,067
2024	2,081,094	—	4,499,630	6,580,724
2023	20,515,350	19,331,393	35,630,177	36,814,134
2022	599,731	—	(124,400,047)	(123,800,316)
2021	400,000	—	133,249,996	133,649,996

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year. For more information about Mr. Prince’s equity awards for 2025, see the section titled “
2025 Summary Compensation Table
.” We have never provided pension benefits to our named executive officers; therefore, no adjustments to the 2025 Summary Compensation Table total for changes in pension values are necessary.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-End Fair Value of Equity Awards Granted in the Year and that are Outstanding and Unvested ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	71,342,401	8,597,083	9,596,095	5,856,537	—	—	95,392,116
2024	—	4,223,658	—	275,971	—	—	4,499,630
2023	20,800,846	—	3,538,488	11,290,843	—	—	35,630,177
2022	—	(64,717,501)	—	(59,682,546)	—	—	(124,400,047)
2021	—	97,142,504	—	36,107,493	—	—	133,249,996

Non-PEO NEO Average Total Compensation Amount	$ 25,477,473	5,976,658	15,432,708	20,203,347	2,803,735
Non-PEO NEO Average Compensation Actually Paid Amount	$ 68,271,071	15,378,722	34,721,558	(56,851,765)	71,405,207
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts reported represent the average amount of CAP to the non-PEO
NEOs specified in footnote (3), as computed in accordance with SEC rules. These amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO
NEOs during the applicable year. In accordance with Item 402(v) of Regulation
S-K
under the Securities Act, the following adjustments were made to average total compensation for the non-PEO
NEOs for each year to determine the CAP, using the same methodology described above in footnote (2), including with respect to the remeasurement of compensation related to equity awards:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less: Average Reported Value of Equity Awards ($)	Add: Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	25,477,473	24,412,786	67,206,385	68,271,071
2024	5,976,658	5,062,060	14,464,124	15,378,722
2023	15,432,708	14,790,223	34,079,072	34,721,558
2022	20,203,347	19,320,714	(57,734,399)	(56,851,765)
2021	2,803,735	2,270,402	70,871,874	71,405,207

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year- End Fair Value of Equity Awards Granted in the Year and that are Outstanding and Unvested ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Average Year- over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Prior Year-End Fair Value of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Equity Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Average Equity Award Adjustments ($)

2025	25,487,331	23,073,047	8,083,194	10,562,814	—	—	67,206,385
2024	4,137,999	8,148,833	1,892,003	285,290	—	—	14,464,124
2023	14,045,019	11,603,751	2,314,766	6,115,537	—	—	34,079,072
2022	6,724,110	(34,558,762)	—	(29,899,746)	—	—	(57,734,399)
2021	3,572,548	48,739,135	—	18,560,191	—	—	70,871,874

Equity Valuation Assumption Difference, Footnote
For purposes of calculating the CAP to our PEO, compensation related to equity awards was remeasured. For RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable fiscal year-end
date or, in the case of vested awards, the stock price on the vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end
date or, in the case of vested options, the vesting date. Similarly, for unvested performance stock options, a Monte Carlo simulation model in conjunction with the BSM model was used. For unearned PSUs, a Monte Carlo simulation model was used. The BSM model and Monte Carlo Simulation model require assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, expected risk-free interest rate, and the expected dividend yield. The assumptions used varied by measurement date and the range of these assumptions used for each fiscal year end are as follows:

	Year Ended December 31,
	2025	2024	2023	2022	2021
Expected remaining term (in years)	2.0- 2.5	2.0 -2.5	1.0 -1.5	1.5	1.5 -2.5
Expected volatility	49.30% - 54.34%	55.89% - 82.16%	63.88% - 93.37%	62.67% - 88.34%	57.40% - 66.52%
Expected risk-free interest rate	3.44% - 4.21%	4.01% - 4.65%	3.82% - 5.34%	0.69% - 4.52%	0.11% - 0.85%
Expected dividend yield	—	—	—	—	—

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO
NEOs, our cumulative TSR, and the cumulative TSR of our peer group over the five years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income (Loss)
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO
NEOs, and our net income (loss) over the five years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO
NEOs, and our revenue over the five years presented in the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid and Total Shareholder Return
The following graph shows the relationships between the amount of CAP to Mr. Prince, the average amount of CAP to the non-PEO
NEOs, our cumulative TSR, and the cumulative TSR of our peer group over the five years presented in the Pay Versus Performance Table.

Tabular List, Table

2025 Financial Performance Measures
Revenue
Gross Margin
Stock Price

Total Shareholder Return Amount	$ 259.44	141.7	109.57	59.49	173.05
Peer Group Total Shareholder Return Amount	258.38	208.3	152.48	96.6	134.53
Net Income (Loss)	$ (102,267,000)	$ (78,800,000)	$ (183,949,000)	$ (193,381,000)	$ (260,309,000)
Company Selected Measure Amount	2,167,937,000	1,669,626,000	1,296,745,000	975,241,000	656,426,000
PEO Name	Mr. Prince
Additional 402(v) Disclosure
Total shareholder return (“TSR”) is the value of $100 at the end of the measurement period assuming an amount invested in our Class A common
stock as of the beginning of the measurement period and reinvesting all dividends. We have not paid dividends historically.
The amounts reported represent our net income (loss), as reflected in our audited financial statements for the applicable year as included in our 2025 Annual Report.
(8)
The amounts reported represent our revenue, as reflected in our audited financial statements for the applicable year as included in our 2025 Annual Report. While we use several financial performance measures for purposes of our compensation programs, we have determined that revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link CAP to the named executive officers, for the most recently completed fiscal year, to our performance.

Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum	2 years	2 years	1 year		1 year 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum	2 years 6 months	2 years 6 months	1 year 6 months		2 years 6 months
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Term				1 year 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum 1	0.493	0.5589	0.6388	0.6267	0.574
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum 1	0.5434	0.8216	0.9337	0.8834	0.6652
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum 1	0.0344	0.0401	0.0382	0.0069	0.0011
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum 1	0.0421	0.0465	0.0534	0.0452	0.0085
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate 1	0.00%	0.00%	0.00%	0.00%	0.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Stock Price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (58,251,101)	$ 0	$ (19,331,393)	$ 0	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	95,392,116	4,499,630	35,630,177	(124,400,047)	133,249,996
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,342,401	0	20,800,846	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,597,083	4,223,658	0	(64,717,501)	97,142,504
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,596,095	0	3,538,488	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,856,537	275,971	11,290,843	(59,682,546)	36,107,493
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,412,786)	(5,062,060)	(14,790,223)	(19,320,714)	(2,270,402)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,206,385	14,464,124	34,079,072	(57,734,399)	70,871,874
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,487,331	4,137,999	14,045,019	6,724,110	3,572,548
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,073,047	8,148,833	11,603,751	(34,558,762)	48,739,135
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,083,194	1,892,003	2,314,766	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,562,814	285,290	6,115,537	(29,899,746)	18,560,191
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0